Intangible assets, net (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 SGD ($)
Intangible Asset, Goodwill and Other [Abstract]
Amortization expenses	$ 216,000	$ 280,000	$ 257,000
Weighted average remaining useful life	2 years	2 years